SIGNIFICANT TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 07, 2022	Mar. 14, 2022	Mar. 10, 2022	Feb. 04, 2022	Jan. 13, 2022	Oct. 04, 2021	Mar. 17, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues					1,250,000
Line of Credit Facility, Description								the Company agreed to issue the Lender shares, equal to a 10% ownership stake in Provista. In the event that additional shares of Provista are issued, the Company committed to issue the Lender additional shares such that his stake in Provista shall not be below 10%
Long-Term Line of Credit								$ 999,000
Stock Issued During Period, Shares, Issued for Services					1,500,000
Debt Conversion, Original Debt, Amount								613,000
Debt Conversion Fair Value Debt Amount								3,266,000
Conversion of Stock, Shares Issued										487,822,015
Debt Instrument, Face Amount			$ 1,804,000									$ 1,666,666
Settlement Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loss Contingency, Parties Jointly and Severally Liable in Litigation	On April 7, 2022, the Company and Toledo Advisors LLC (“Toledo”) signed a Settlement Agreement pursuant to which upon execution of the agreement the Company shall pay Toledo $130 and shall issue to Toledo $200 worth of ordinary shares.
Other Income								$ 153,000
Provista [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Estimated portion shares percentage								$ 0.10
Estimated portion fair value								$ 740,000
Interest Expense								598,000
Prepaid Interest								$ 142,000
Revolving Credit Facility [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,250,000
Line of Credit Facility, Interest Rate During Period		5.00%
Common Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues						39,473,684	16,000,000
Stock Issued During Period, Shares, Issued for Services								1,500,000			11,864,001
Stock Issued During Period, Shares, Conversion of Convertible Securities								97,611,464	134,358,817	487,822,015	64,630,113
Conversion of Stock, Shares Issued				49,620,690						2,500,000
Investor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues			16,000,000